Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net Income	$ 318,024	$ 145,250	$ 13,697
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	11,722	8,404	6,646
Amortization of intangible assets	714
Share-based compensation	49,657	31,706	17,382
Share of income on equity method investments	(5,889)	(3,471)	(370)
Impairment loss on long-term investments	4,386	5,765
Impairment loss on intangible assets	191
Loss on disposal of property and equipment	17	15	5
Provision of allowance for doubtful accounts	85
Changes in operating assets and liabilities
Accounts receivable	(1,226)	(22,978)	(8,538)
Prepaid expenses and other current assets	(45,824)	(15,634)	(11,247)
Amount due from related parties	(4,943)	1,037	(1,218)
Deferred tax assets	(6,790)	(284)
Rental deposits	(1,590)	(304)	38
Other non-current assets	(750)
Accounts payable	25,778	32,019	5,274
Income tax payable	22,683	3,946
Deferred revenue	20,417	15,546	12,996
Accrued expenses and other current liabilities	43,303	15,456	20,671
Amount due to related parties	(2,496)	1,642	88
Deferred tax liability	(145)
Other non-current liabilities	283	196	1,828
Net cash provided by operating activities	427,607	218,311	57,252
Cash flows from investing activities
Purchase of property and equipment	(32,314)	(7,026)	(13,521)
Proceeds from disposal of property and equipment	8	63
Payment for long term investments	(8,003)	(14,542)	(17,859)
Prepayment for long term investments	(7,561)	(2,635)	(2,000)
Payment for acquired intangible assets	(2,993)
Purchase of term deposits	(592,432)	(509,612)	(450,000)
Cash received on maturity of term deposits	617,566	415,404	150,000
Payment for short term investments	(2,367)
Cash received from sales of short term investment	786
Net cash used in investing activities	(27,310)	(118,348)	(333,380)
Cash flows from financing activities
Payment for IPO costs			(2,634)
Capital contribution from non-controlling interest shareholder	73
Deferred payment of purchase of property and equipment	(217)	(319)
Proceeds from exercise of share options	564	333	401
Net cash provided by (used in) financing activities	420	14	(2,233)
Effect of exchange rate on cash and cash equivalents	27,546	(11,882)	(3,138)
Net increase (decrease) in cash and cash equivalents	428,263	88,095	(281,499)
Cash and cash equivalents at the beginning of year	257,564	169,469	450,968
Cash and cash equivalents at the end of year	685,827	257,564	169,469
Non-cash investing and financing activities
Payable for purchase of property and equipment	7,265	623	765
Payable for repurchase of ordinary shares	$ 6,450	$ 6,450	$ 6,450